Derivatives and Hedging Activities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount in outstanding forward exchange contracts with third parties	$ 535.6	$ 481.2	$ 358.5
Notional amount in outstanding interest rate swaps with third parties	325.0	330.0	350.0
Percent of effectiveness		100.00%
Maximum remaining length of interest rate swap contract	36 months	30 months
Reclassification from accumulated other comprehensive income to earnings	12 months
Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Expected losses, net of deferred tax, to be recognized in 2012		0.5
Expected losses, net of deferred tax, to be recognized in 2013		0.3
Expected losses, net of deferred tax, to be recognized in 2014		0.1
Cash Flow Hedging [Member] | Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Estimated net losses on derivative instruments designated as cash flow hedges in one year	$ 0.9
Minimum [Member]
Derivative [Line Items]
Period of forward exchange contracts	2 days	3 days
Maximum [Member]
Derivative [Line Items]
Period of forward exchange contracts	18 months	19 months